Financial Instruments And Fair Value Measurements	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Financial Instruments and Fair Value Measurements Disclosure [Abstract]
Financial Instruments And Fair Value Measurements
NOTE 12. FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENTS
DERIVATIVES AND HEDGING.
Our primary objective in executing and holding derivatives is to reduce the earnings and cash flow volatility associated with fluctuations in foreign currency exchange rates and commodity prices and hedge the volatility associated with the translation of the assets and liabilities of subsidiaries with a different functional currency than the U.S. Dollar (“USD”). These hedge contracts reduce, but do not entirely eliminate, the impact of foreign currency rate and commodity price movements. The Company does not enter into or hold derivative instruments for speculative trading purposes.
Cash Flow Hedges
The total amount in AOCI related to cash flow hedges of foreign currency-denominated forecasted transactions was a net $30 million loss as of March 31, 2023. We expect to reclassify $27 million of pre-tax
net deferred losses associated with designated cash flow hedges to earnings in the next 12 months, contemporaneously with the earnings effects of the related forecasted transactions.
Pre-tax
gains (losses) reclassified from AOCI into earnings were $33 million and $11 million, for the three months ended March 31, 2023 and 2022, respectively. As of March 31, 2023, the maximum length of time over which we are hedging our forecasted transactions was approximately two years.
Net Investment Hedges
As of March 31, 2023 and December 31, 2022, the Company had $2,176 million and $2,132 million notional, respectively, of receive-fixed USD, pay-fixed
Euro (“EUR”) cross-currency swaps and designated each as the hedging instruments in net investment hedging relationships in order to mitigate the foreign currency risk attributable to the translation of its net investment in certain
EUR-functional
subsidiaries.
The following table presents the gross fair values of our outstanding derivative instruments as of the dates indicated:
Fair Value of Derivatives

	March 31, 2023			December 31, 2022
	Gross Notional	Fair Value – Assets	Fair Value – Liabilities	Gross Notional	Fair Value – Assets	Fair Value – Liabilities
Foreign currency exchange contracts	$1,226	$25	$62	$1,240	$32	$53

Derivatives accounted for as cash flow hedges	1,226	25	62	1,240	32	53

Cross-currency swaps	2,176	21	167	2,132	—	111

Derivatives accounted for as net investment hedges	2,176	21	167	2,132	—	111

Foreign currency exchange contracts	4,690	38	22	4,456	9	20
Embedded derivatives	594	19	14	604	24	18
Equity contracts	231	15	3	8	—	6
Commodity derivatives	54	1	3	48	1	1

Derivatives not designated as hedges	5,569	73	42	5,116	34	45

Total derivatives	$8,971	$119	$271	$8,488	$66	$209

Under the master arrangements with the respective counterparties to our derivative contracts, in certain circumstances and subject to applicable requirements, we are allowed to net settle transactions with a single net amount payable by one party to the other. However, we have elected to present the derivative assets and derivative liabilities on a gross basis on our Condensed Consolidated and Combined Statements of Financial Position and in the table above.

The fair value of the derivatives contracts are recognized within All other current assets, All other assets, All other current liabilities, and All other liabilities in the Condensed Consolidated and Combined Statements of Financial Position based upon the contractual timing of settlements for these contracts.
As of March 31, 2023, the potential effect of rights of offset associated with the derivative contracts would be an offset to both assets and liabilities by $56 million.

The table below presents the
pre-tax
gains (losses) recognized in OCI associated with the Company’s cash flow and net investment hedges:
Pre-tax
Gains (Losses) Recognized in OCI Related to Cash flow and Net Investment Hedges

	For the three months ended March 31
	2023	2022
Cash flow hedges	$(17)	$41
Net investment hedges	35	—
The table below presents the gains (losses) of our derivative financial instruments in the Condensed Consolidated and Combined Statements of Income:
Derivative Financial Instruments

	For the three months ended March 31, 2023				For the three months ended March 31, 2022
	Cost of products	Cost of services	Selling, general and administrative	Other (a)	Cost of products	Cost of services	Selling, general and administrative	Other (a)
Foreign currency exchange contracts	$27	$6	$—	$—	$9	$2	$—	$—

Effects of cash flow hedges	27	6	—	—	9	2	—	—

Cross-currency swaps	—	—	—	—	—	—	—	—

Effects of net investment hedges	—	—	—	—	—	—	—	—

Foreign currency exchange	7	2	—	1	(1)	—	—	—
Embedded derivatives	—	—	—	(1)	—	—	—	3
Equity contracts	—	—	15	3	—	—	—	—
Commodity derivatives	—	—	—	(2)	—	—	—	10

Effect of derivatives not designated as hedges	$7	$2	$15	$1	$(1)	$—	$—	$13

(a)	Amounts inclusive of Other income (expense) — net on the Condensed Consolidated and Combined Statements of Income.

FAIR VALUE MEASUREMENTS.
The following table represents financial assets and liabilities that are recorded and measured at fair value on a recurring basis:
Fair Value of Financial Assets and Liabilities

	March 31, 2023				December 31, 2022
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Assets:
Investment securities	$31	$—	$—	$31	$21	$—	$—	$21
Derivatives	—	119	—	119	—	66	—	66
Liabilities:
Deferred compensation (a)	264	3	—	267	62	2	—	64
Derivatives	—	268	3	271	—	203	6	209
Contingent consideration	—	—	57	57	—	—	42	42

(a)	Certain deferred compensation plans whose value is derived from market-based securities values were transferred from GE as part of the Spin-Off.
Contingent Consideration
The contingent consideration liabilities as of March 31, 2023 and December 31, 2022 were recorded in connection with business acquisitions. Changes in the Level 3 fair value measurement of contingent consideration were not material during the three months ended March 31, 2023 and 2022.
Fair Value of Other Financial Instruments
The estimated fair value of long-term debt (including the current portion) as of March 31, 2023 and December 31, 2022, was $10,819 million and $8,512 million compared to a carrying value (which includes a reduction for amortized debt issuance costs and discounts) of $10,239 million and $8,241 million, respectively. The fair value of our borrowings is determined based on observable and quoted prices and spreads of identical and comparable debt and benchmark securities and is considered Level 2 in the fair value hierarchy. See Note 8, “Borrowings” for further information.
Non-recurring
Fair Value Measurements
Equity investments without readily determinable fair value as of March 31, 2023 and December 31, 2022, were $119 million and $117 million, respectively.

NOTE 13. FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENTS
DERIVATIVES AND HEDGING.
Our primary objective in executing and holding derivatives is to reduce the earnings and cash flow volatility associated with fluctuations in foreign currency exchange rates and commodity prices. These hedge contracts reduce, but do not entirely eliminate, the impact of foreign currency rate and commodity price movements. The Company does not enter into or hold derivative instruments for speculative trading purposes.
We use foreign currency contracts to reduce the volatility of cash flows related to forecasted revenues, expenses, assets, and liabilities, including intercompany balances denominated in foreign currencies. These contracts are generally zero to 27 months in duration but with remaining maturities of up to 23 months as of December 31, 2022. The objective of the foreign currency contracts is to ultimately reduce the extent to which the U.S. dollar-equivalent cash flows are affected by changes in the applicable U.S. dollar/foreign currency exchange rates. We evaluate the effectiveness of our foreign currency contracts designated as cash flow hedges on a quarterly basis.
We use cross-currency swap contracts to reduce the volatility associated with the translation of the assets and liabilities for subsidiaries with a different functional currency than USD. The objective of the cross-currency swap contracts is to ultimately reduce the extent to which the U.S. dollar-equivalent net investments are affected by changes in the applicable U.S. dollar and/or foreign currency exchange rates. We also use cross-currency swaps synthetically convert certain
USD-denominated
bonds to Euro-denominated bonds and effectively adjust (i.e., reduce) the interest rate from the stated fixed coupon rate on the
USD-denominated
bonds to the fixed coupon rate on the cross-currency swap.
The embedded derivatives the Company recognizes primarily consist of foreign currency-related features in our purchase or sales contracts where the currency is not the functional currency of either party to the contract.
Cash Flow Hedges
For derivative instruments designated as cash flow hedges, changes in the fair value of designated hedging instruments are initially recorded as a component of AOCI and subsequently reclassified to earnings in the period in which the hedged transaction occurs and to the same financial statement line item impacted by the hedged forecasted transaction.
The total amount in AOCI related to cash flow hedges of foreign currency-denominated forecasted transactions was a net $9 million gain as of December 31, 2022. We expect to reclassify $20 million of pre-tax
net deferred gains associated with designated cash flow hedges to earnings in the next 12 months, contemporaneously with the earnings effects of the related forecasted transactions.
Pre-tax
gains (losses) reclassified from AOCI into earnings were $67 million, $8 million, and $27 million for the years ended December 31, 2022, 2021, and 2020, respectively. As of December 31, 2022, the maximum length of time over which we are hedging our forecasted transactions was approximately two years.
Net Investment Hedges
As of December 31, 2022, the Company had $2,132 million notional of receive-fixed USD, pay-fixed
Euro (“EUR”) cross-currency swaps and designated each as the hedging instruments in net investment hedging relationships in order to mitigate the foreign currency risk attributable to the translation of its net investment in certain
EUR-functional
subsidiaries.
The Company uses the spot method to assess hedge effectiveness for its net investment hedges. As such, for derivative instruments designated as net investment hedges, changes in fair value of the designated hedging instruments attributable to fluctuations in foreign currency spot exchange rates only are initially recorded as a component of the Cumulative Translation Adjustment (“CTA”) portion of Other Comprehensive Income (Loss), Net (“OCI”) until the hedged subsidiary is either sold or substantially liquidated.
The initial value of the excluded components including periodic interest accruals is recognized within Interest and other financial charges – net in the Combined Statements of Income over the life of the hedging instrument. Any difference between the change in fair value of the hedging instrument attributable to the excluded components and the amounts recognized in earnings is recorded as a component of CTA.
Finally, the cash flows for the periodic interest settlements on the cross-currency swaps are recorded in the operating activities section of the Combined Statements of Cash Flows. Notional settlements and settlements from termination of the cross-currency swaps are recorded through the investing activities section of the Combined Statements of Cash Flows, following those of the hedged item (i.e., the hedged net investment).
Non-Designated
Hedges
The Company also executes derivative instruments, such as foreign currency forward contracts and commodity swaps, that are not designated to qualifying hedging relationships under U.S. GAAP. These derivatives are intended to serve as economic hedges of foreign currency and commodity price risk, and depending on the derivative type, hedges of monetary assets and liabilities, including intercompany balances subject to remeasurement.

The changes in fair value of
non-designated
hedges and embedded derivatives are recorded in Other (income) expense – net and Cost of products in the Combined Statements of Income based on the nature of the derivative contract. The cash flows associated with non-designated
hedges are recorded through the operating and investing activities sections of the Combined Statements of Cash Flows.
The following table presents the gross fair values of our outstanding derivative instruments as of the dates indicated:
Gross Fair Value of Outstanding Derivative Instruments

	As of December 31, 2022
	Gross Notional	Fair Value – Assets	Fair Value – Liabilities
Foreign currency exchange contracts	$1,240	$32	$53

Derivatives accounted for as cash flow hedges	1,240	32	53

Cross-currency swaps	2,132	—	111

Derivatives accounted for as net investment hedges	2,132	—	111

Foreign currency exchange contracts	4,456	9	20
Embedded derivatives	604	24	18
Equity contracts	8	—	6
Commodity derivatives	48	1	1

Derivatives not designated as hedges	5,116	34	45

Total derivatives	$8,488	$66	$209

	As of December 31, 2021
	Gross Notional	Fair Value – Assets	Fair Value – Liabilities
Foreign currency exchange contracts	$2,463	$49	$11

Derivatives accounted for as cash flow hedges	2,463	49	11

Cross-currency swaps	—	—	—

Derivatives accounted for as net investment hedges	—	—	—

Foreign currency exchange contracts	7,510	29	37
Embedded derivatives	789	6	8
Equity contracts	—	—	—
Commodity derivatives	24	3	—

Derivatives not designated as hedges	8,323	38	45

Total derivatives	$10,786	$87	$56

Under the master arrangements with the respective counterparties to our derivative contracts, in certain circumstances and subject to applicable requirements, we are allowed to net settle transactions with a single net amount payable by one party to the other. However, we have elected to present the derivative assets and derivative liabilities on a gross basis on our Combined Statements of Financial Position and in the table above.
As of December 31, 2022, the potential effect of rights of offset associated with the derivative contracts would be an offset to both assets and liabilities by $39 million.

The table below presents the
pre-tax
gains (losses) recognized in OCI associated with the Company’s cash flow and net investment hedges:
Pre-tax
Gains (Losses) Recognized in OCI Related to Cash flow and Net Investment Hedges

	For the years ended December 31
	2022	2021	2020
Cash flow hedges	$37	$40	$(36)
Net investment hedges	(111)	—	—
The table below represents the activity in our derivative financial instruments reflected in the Combined Statements of Income:
Derivative Financial Instruments

	2022			2021		2020
	Cost of products	Other (income) expense – net	Interest and other financial charges – net	Cost of products	Other (income) expense – net	Cost of products	Other (income) expense – net
Effects of cash flow hedges (a)	$(54)	$—	$—	$8	$—	$11	$—
Effects of net investment hedges (b)	—	—	—	—	—	—	—
Effects of fair value hedges	—	—	—	12	(24)	(15)	19
Effect of derivatives not designated as hedges (c)	96	(22)	—	—	(10)	—	9

(a)	Cash flow hedges include foreign currency exchange contracts.
(b)	Represents amounts excluded from effectiveness testing for 2022. Net investment hedges include cross-currency swaps.
(c)	Derivatives not designated as hedges include foreign currency exchange contracts, embedded derivatives, equity contracts, and commodity derivatives.
Counterparty Credit Risk
The Company would be exposed to credit-related losses in the event of non-performance
by counterparties on executed derivative instruments. The credit exposure of derivative contracts is represented by the fair value of contracts as of the reporting date. The fair value of the Company’s derivatives can change significantly from period to period based on, among other factors, market movements, and changes in our positions.
We manage concentration of counterparty credit risk by limiting acceptable counterparties to major financial institutions with investment grade credit ratings, by limiting the amount of credit exposure to individual counterparties, and by actively monitoring counterparty credit ratings and the amount of individual credit exposure.
We also employ master netting arrangements that limit the risk of counterparty non-payment
on a particular settlement date to the net gain that would have otherwise been received from the counterparty. Although not completely eliminated, we do not consider the risk of counterparty default to be significant as a result of these protections. Further, none of our derivative instruments are subject to collateral or other security arrangements, nor do they contain provisions that are dependent on our credit ratings from any credit rating agency.

FAIR VALUE MEASUREMENTS.
The following table represents financial assets and liabilities that are recorded and measured at fair value on a recurring basis:

As of December 31	2022				2021
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Assets:
Derivatives	$—	$66	$—	$66	$—	$87	$—	$87
Liabilities:
Derivatives	—	203	6	209	—	56	—	56
Contingent Consideration	—	—	42	42	—	—	112	112
Contingent Consideration
The contingent consideration liabilities as of December 31, 2022 and 2021 were recorded in connection with previous business acquisitions. During the year ended December 31, 2022, we recorded a benefit of $65 million from fair value adjustments related to the remeasurement of contingent consideration liabilities. This benefit is recognized within Selling, general, and administrative in the Combined Statements of Income. Changes in the Level 3 fair value measurement of contingent consideration were not material during the years ended December 31, 2021 or 2020.
Fair Value of Other Financial Instruments
The estimated fair value of long-term debt (including the current portion) as of December 31, 2022, was $8,512 million compared to a carrying value (which includes a reduction for amortized debt issuance costs and discounts) of $8,241 million. The fair value of our borrowings is determined based on observable and quoted prices and spreads of identical and comparable debt and benchmark securities and is considered Level 2 in the fair value hierarchy. See Note 9, “Borrowings” for further information.